Segmented Information	12 Months Ended
Dec. 31, 2024
Segmented Information [Abstract]
Segmented Information	Segmented Information
The Company’s reporting segments are Asia, Canada, U.S., Global WAM and Corporate and Other. Each reporting segment is responsible for managing its operating results, developing products, defining strategies for services and distribution based on the profile and needs of its business and market. The Company’s significant product and service offerings by the reporting segments are mentioned below.
Wealth and asset management businesses (Global WAM) – branded as Manulife Investment Management, provides investment advice and innovative solutions to retirement, retail, and institutional clients. Products and services are distributed through multiple distribution channels, including agents and brokers affiliated with the Company, independent securities brokerage firms and financial advisors pension plan consultants and banks.
Insurance and annuity products (Asia, Canada and U.S.) – include a variety of individual life insurance, individual and group long-term care insurance and guaranteed and partially guaranteed annuity products. Products are distributed through multiple distribution channels, including insurance agents, brokers, banks, financial planners and direct marketing. Manulife Bank of
Canada offers a variety of deposit and credit products to Canadian customers.
Corporate and Other segment – comprised of investment performance of assets backing capital, net of amounts allocated to operating segments; costs incurred by the corporate office related to shareholder activities (not allocated to the operating segments); financing costs; Property and Casualty Reinsurance Business; and run-off reinsurance operations including variable annuities and accident and health. In addition, consolidations and eliminations of transactions between operating segments are also included.
Reporting segments
The following tables present results by reporting segments.

For the year ended December 31, 2024	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Insurance service result
Life, health and property and casualty insurance	$2,228	$1,081	$241	$-	$164	$3,714
Annuities and pensions	(68)	239	116	-	-	287
Total insurance service result	2,160	1,320	357	-	164	4,001
Net investment income (loss)	7,987	5,169	4,962	(655)	1,648	19,111
Insurance finance income (expenses)
Life, health and property and casualty insurance	(5,495)	(3,846)	(5,450)	-	43	(14,748)
Annuities and pensions	(1,839)	196	172	-	-	(1,471)
Total insurance finance income (expenses)	(7,334)	(3,650)	(5,278)	-	43	(16,219)
Reinsurance finance income (expenses)
Life, health and property and casualty insurance	(65)	347	705	-	(2)	985
Annuities and pensions	669	(1)	(520)	-	-	148
Total reinsurance finance income (expenses)	604	346	185	-	(2)	1,133
Decrease (increase) in investment contract liabilities	(9)	(76)	(87)	(327)	(5)	(504)
Net segregated fund investment result	-	-	-	-	-	-
Total investment result	1,248	1,789	(218)	(982)	1,684	3,521
Other revenue	155	294	137	7,439	(437)	7,588
Other expenses	(338)	(677)	(131)	(4,703)	(490)	(6,339)
Interest expenses	(28)	(1,047)	(13)	(7)	(586)	(1,681)
Net income (loss) before income taxes	3,197	1,679	132	1,747	335	7,090
Income tax (expenses) recoveries	(460)	(353)	3	(148)	(254)	(1,212)
Net income (loss)	2,737	1,326	135	1,599	81	5,878
Less net income (loss) attributed to:
Non-controlling interests	241	-	-	2	4	247
Participating policyholders	141	105	-	-	-	246
Net income (loss) attributed to shareholders and other equity holders	$2,355	$1,221	$135	$1,597	$77	$5,385
Total assets	$209,623	$158,803	$263,736	$305,968	$40,688	$978,818

For the year ended December 31, 2023	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Insurance service result
Life, health and property and casualty insurance	$2,070	$995	$526	$-	$236	$3,827
Annuities and pensions	(129)	198	81	-	-	150
Total insurance service result	1,941	1,193	607	-	236	3,977
Net investment income (loss)	7,057	5,048	5,236	(771)	1,451	18,021
Insurance finance income (expenses)
Life, health and property and casualty insurance	(4,970)	(3,288)	(4,815)	-	723	(12,350)
Annuities and pensions	(1,466)	(27)	(51)	-	-	(1,544)
Total insurance finance income (expenses)	(6,436)	(3,315)	(4,866)	-	723	(13,894)
Reinsurance finance income (expenses)
Life, health and property and casualty insurance	(106)	58	385	-	(697)	(360)
Annuities and pensions	1	(1)	(374)	-	-	(374)
Total reinsurance finance income (expenses)	(105)	57	11	-	(697)	(734)
Decrease (increase) in investment contract liabilities	(38)	(73)	(148)	(175)	(1)	(435)
Net segregated fund investment result	-	-	-	-	-	-
Total investment result	478	1,717	233	(946)	1,476	2,958
Other revenue	67	272	79	6,709	(381)	6,746
Other expenses	(231)	(569)	(153)	(4,252)	(470)	(5,675)
Interest expenses	(11)	(1,004)	(15)	(14)	(510)	(1,554)
Net income (loss) before income taxes	2,244	1,609	751	1,497	351	6,452
Income tax (expenses) recoveries	(440)	(373)	(112)	(198)	278	(845)
Net income (loss)	1,804	1,236	639	1,299	629	5,607
Less net income (loss) attributed to:
Non-controlling interests	141	-	-	2	1	144
Participating policyholders	315	45	-	-	-	360
Net income (loss) attributed to shareholders and other equity holders	$1,348	$1,191	$639	$1,297	$628	$5,103
Total assets	$177,623	$157,111	$244,659	$257,764	$38,417	$875,574
Geographical location
The results of the Company’s reporting segments differ from its results by geographical location primarily due to the allocation of
Global WAM and Corporate and Other segments into the geographical location to which its businesses relate.
The following tables present results by geographical location.

For the year ended December 31, 2024	Asia	Canada	U.S.	Other	Total
Insurance service result
Life, health and property and casualty insurance	$2,230	$1,075	$235	$174	$3,714
Annuities and pensions	(68)	239	116	-	287
Total insurance service result	2,162	1,314	351	174	4,001
Net investment income (loss)	8,052	5,882	5,118	59	19,111
Insurance finance income (expenses)
Life, health and property and casualty insurance	(5,495)	(3,844)	(5,409)	-	(14,748)
Annuities and pensions	(1,839)	196	172	-	(1,471)
Total insurance finance income (expenses)	(7,334)	(3,648)	(5,237)	-	(16,219)
Reinsurance finance income (expenses)
Life, health and property and casualty insurance	(65)	344	706	-	985
Annuities and pensions	669	(1)	(520)	-	148
Total reinsurance finance income (expenses)	604	343	186	-	1,133
Decrease (increase) in investment contract liabilities	(187)	(163)	(149)	(5)	(504)
Net segregated fund investment result	-	-	-	-	-
Total investment result	$1,135	$2,414	$(82)	$54	$3,521
Other revenue	$1,790	$2,325	$3,616	$(143)	$7,588

For the year ended December 31, 2023	Asia	Canada	U.S.	Other	Total
Insurance service result
Life, health and property and casualty insurance	$2,087	$981	$511	$248	$3,827
Annuities and pensions	(128)	198	80	-	150
Total insurance service result	1,959	1,179	591	248	3,977
Net investment income (loss)	7,259	5,724	4,975	63	18,021
Insurance finance income (expenses)
Life, health and property and casualty insurance	(4,971)	(2,606)	(4,793)	20	(12,350)
Annuities and pensions	(1,466)	(27)	(51)	-	(1,544)
Total insurance finance income (expenses)	(6,437)	(2,633)	(4,844)	20	(13,894)
Reinsurance finance income (expenses)
Life, health and property and casualty insurance	(121)	(623)	384	-	(360)
Annuities and pensions	1	(1)	(374)	-	(374)
Total reinsurance finance income (expenses)	(120)	(624)	10	-	(734)
Decrease (increase) in investment contract liabilities	(220)	(130)	(79)	(6)	(435)
Net segregated fund investment result	-	-	-	-	-
Total investment result	$482	$2,337	$62	$77	$2,958
Other revenue	$1,332	$2,147	$3,239	$28	$6,746